Label	Element	Value
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.60%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.80%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.80%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.40%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.90%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.10%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Pacer Swan SOS Fund of Funds ETF | Affiliated Exchange Traded Funds_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Pacer Swan SOS Fund of Funds ETF | Investments Purchased with Proceeds from Securities Lending_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Swan SOS Fund of Funds ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%